Details of Certain Accounts - Summary of Other long-term assets (Detail) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Assets Non current [Line Items]
Total Deferred offering costs	$ 8,373,000	$ 10,925,000
SOLV Energy Holdings LLC [Member]
Schedule of Other Assets Non current [Line Items]
Deferred offering costs		6,052	$ 0
Unamortized revolver issuance costs		1,123	1,742
Investment		3,750	3,750
Total Deferred offering costs		$ 10,925,000	$ 5,492,000